Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Gabelli International Growth Fund, Inc
Entity Central Index Key	0000925463
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000002883
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class AAA
Trading Symbol	GIGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class AAA	$124	1.26%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli International Growth Fund underperformed its broad-based benchmark, MSCI EAFE Index and its comparatives, the Lipper International Multi-Cap Growth Fund Classification and the MSCI EAFE Growth Index. Most overseas developed economies are performing poorly and certainly underperforming the US economy. This has been reflected in voter dissatisfaction with incumbents who lost share of the vote in twelve developed country elections. The underperformance of international equities has reached a level that many investors are questioning investing outside the US as many overseas firms now chose to list in the US.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Growth Fund, Inc. - Class AAA	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
12/14	10,000	10,000	10,000	10,000
12/15	9,706	9,961	10,447	9,869
12/16	9,469	10,111	10,169	9,877
12/17	12,244	12,702	13,153	12,729
12/18	10,896	11,005	11,511	10,853
12/19	13,565	13,499	14,784	13,573
12/20	16,075	14,616	17,546	15,675
12/21	17,516	16,338	19,579	16,973
12/22	13,691	14,049	15,137	13,035
12/23	15,605	16,697	17,857	15,197
12/24	15,009	17,424	18,278	15,841

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class AAA	(3.82)%	2.04%	4.14%
MSCI EAFE Index	4.35%	5.24%	5.71%
MSCI EAFE Growth Index	2.36%	4.34%	6.22%
Lipper International Multi-Cap Growth Fund Classification	4.24%	3.14%	4.71%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 17,088,717
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ (32,663)
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$17,088,717 Number of Portfolio Holdings49 Portfolio Turnover Rate6% Management Fees$(32,663)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.3%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Hermes International SCA	6.3%
Cie Financiere Richemont SA	5.6%
Keyence Corp.	4.8%
Investor AB	4.0%
Christian Dior SE	3.7%
Novo Nordisk A/S	3.6%
AstraZeneca plc	3.4%
Agnico Eagle Mines Ltd.	3.2%
L'Oreal SA	2.8%
CRH plc	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002885
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class C
Trading Symbol	GCIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class C	$312	3.21%

Expenses Paid, Amount	$ 312
Expense Ratio, Percent	3.21%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli International Growth Fund underperformed its broad-based benchmark, MSCI EAFE Index and its comparatives, the Lipper International Multi-Cap Growth Fund Classification and the MSCI EAFE Growth Index. Most overseas developed economies are performing poorly and certainly underperforming the US economy. This has been reflected in voter dissatisfaction with incumbents who lost share of the vote in twelve developed country elections. The underperformance of international equities has reached a level that many investors are questioning investing outside the US as many overseas firms now chose to list in the US.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Growth Fund, Inc. - Class C	The Gabelli International Growth Fund, Inc. - Class C (includes sales charge)	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,629	9,533	9,961	10,447	9,869
12/16	9,329	9,143	10,111	10,169	9,877
12/17	11,976	11,646	12,702	13,153	12,729
12/18	10,497	10,107	11,005	11,511	10,853
12/19	12,818	12,240	13,499	14,784	13,573
12/20	14,896	14,102	14,616	17,546	15,675
12/21	15,964	14,972	16,338	19,579	16,973
12/22	12,220	11,347	14,049	15,137	13,035
12/23	13,629	12,542	16,697	17,857	15,197
12/24	12,866	11,721	17,424	18,278	15,841

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class C	(5.60)%	0.08%	2.55%
The Gabelli International Growth Fund, Inc. - Class C (includes sales charge)	(6.55)%	0.08%	2.55%
MSCI EAFE Index	4.35%	5.24%	5.71%
MSCI EAFE Growth Index	2.36%	4.34%	6.22%
Lipper International Multi-Cap Growth Fund Classification	4.24%	3.14%	4.71%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 17,088,717
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ (32,663)
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$17,088,717 Number of Portfolio Holdings49 Portfolio Turnover Rate6% Management Fees$(32,663)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.3%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Hermes International SCA	6.3%
Cie Financiere Richemont SA	5.6%
Keyence Corp.	4.8%
Investor AB	4.0%
Christian Dior SE	3.7%
Novo Nordisk A/S	3.6%
AstraZeneca plc	3.4%
Agnico Eagle Mines Ltd.	3.2%
L'Oreal SA	2.8%
CRH plc	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000034314
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class I
Trading Symbol	GIIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class I	$99	1.01%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli International Growth Fund underperformed its broad-based benchmark, MSCI EAFE Index and its comparatives, the Lipper International Multi-Cap Growth Fund Classification and the MSCI EAFE Growth Index. Most overseas developed economies are performing poorly and certainly underperforming the US economy. This has been reflected in voter dissatisfaction with incumbents who lost share of the vote in twelve developed country elections. The underperformance of international equities has reached a level that many investors are questioning investing outside the US as many overseas firms now chose to list in the US.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Growth Fund, Inc. - Class I	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
12/14	10,000	10,000	10,000	10,000
12/15	9,814	9,961	10,447	9,869
12/16	9,682	10,111	10,169	9,877
12/17	12,661	12,702	13,153	12,729
12/18	11,333	11,005	11,511	10,853
12/19	14,144	13,499	14,784	13,573
12/20	16,804	14,616	17,546	15,675
12/21	18,354	16,338	19,579	16,973
12/22	14,384	14,049	15,137	13,035
12/23	16,434	16,697	17,857	15,197
12/24	15,847	17,424	18,278	15,841

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class I	(3.57)%	2.30%	4.71%
MSCI EAFE Index	4.35%	5.24%	5.71%
MSCI EAFE Growth Index	2.36%	4.34%	6.22%
Lipper International Multi-Cap Growth Fund Classification	4.24%	3.14%	4.71%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 17,088,717
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ (32,663)
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$17,088,717 Number of Portfolio Holdings49 Portfolio Turnover Rate6% Management Fees$(32,663)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.3%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Hermes International SCA	6.3%
Cie Financiere Richemont SA	5.6%
Keyence Corp.	4.8%
Investor AB	4.0%
Christian Dior SE	3.7%
Novo Nordisk A/S	3.6%
AstraZeneca plc	3.4%
Agnico Eagle Mines Ltd.	3.2%
L'Oreal SA	2.8%
CRH plc	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends
C000002882
Shareholder Report [Line Items]
Fund Name	The Gabelli International Growth Fund, Inc.
Class Name	Class A
Trading Symbol	GAIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Gabelli International Growth Fund, Inc. (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request information by contacting us at 800-GABELLI (800-422-3554).
Additional Information Phone Number	800-GABELLI (800-422-3554)
Additional Information Website	www.gabelli.com/funds/open_ends
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli International Growth Fund, Inc. - Class A	$240	2.46%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.46%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the fiscal year ended December 31, 2024, the Gabelli International Growth Fund underperformed its broad-based benchmark, MSCI EAFE Index and its comparatives, the Lipper International Multi-Cap Growth Fund Classification and the MSCI EAFE Growth Index. Most overseas developed economies are performing poorly and certainly underperforming the US economy. This has been reflected in voter dissatisfaction with incumbents who lost share of the vote in twelve developed country elections. The underperformance of international equities has reached a level that many investors are questioning investing outside the US as many overseas firms now chose to list in the US.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
	The Gabelli International Growth Fund, Inc. - Class A	The Gabelli International Growth Fund, Inc. - Class A (includes sales charge)	MSCI EAFE Index	MSCI EAFE Growth Index	Lipper International Multi-Cap Growth Fund Classification
12/14	10,000	10,000	10,000	10,000	10,000
12/15	9,706	9,148	9,961	10,447	9,869
12/16	9,472	8,414	10,111	10,169	9,877
12/17	12,250	10,256	12,702	13,153	12,729
12/18	10,816	8,534	11,005	11,511	10,853
12/19	13,306	9,895	13,499	14,784	13,573
12/20	15,583	10,924	14,616	17,546	15,675
12/21	16,822	11,114	16,338	19,579	16,973
12/22	12,985	8,085	14,049	15,137	13,035
12/23	14,580	8,557	16,697	17,857	15,197
12/24	13,862	7,667	17,424	18,278	15,841

Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
The Gabelli International Growth Fund, Inc. - Class A	(4.92)%	0.82%	3.32%
The Gabelli International Growth Fund, Inc. - Class A (includes sales charge)	(10.39)%	(0.36)%	2.71%
MSCI EAFE Index	4.35%	5.24%	5.71%
MSCI EAFE Growth Index	2.36%	4.34%	6.22%
Lipper International Multi-Cap Growth Fund Classification	4.24%	3.14%	4.71%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 17,088,717
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ (32,663)
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$17,088,717 Number of Portfolio Holdings49 Portfolio Turnover Rate6% Management Fees$(32,663)
Holdings [Text Block]

Portfolio Weighting (% of net assets)

Common Stocks	98.3%
U.S. Government Obligations	1.9%
Other Assets and Liabilities (Net)	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Hermes International SCA	6.3%
Cie Financiere Richemont SA	5.6%
Keyence Corp.	4.8%
Investor AB	4.0%
Christian Dior SE	3.7%
Novo Nordisk A/S	3.6%
AstraZeneca plc	3.4%
Agnico Eagle Mines Ltd.	3.2%
L'Oreal SA	2.8%
CRH plc	2.7%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-GABELLI (800-422-3554)
Updated Prospectus Email Address	info@gabelli.com
Updated Prospectus Web Address	www.gabelli.com/funds/open_ends